Debt - Summary (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Current portion of long-term debt and short-term debt	$ (1,323,098)
Long-term debt	(1,056,483)	$ (1,367,937)
Total	(2,379,581)
VIE debt
Debt Instrument [Line Items]
Current portion of long-term debt and short-term debt	(815,113)
Long-term debt	(593,641)	$ (625,119)
Total	(1,408,754)
Golar
Debt Instrument [Line Items]
Current portion of long-term debt and short-term debt	(507,985)
Long-term debt	(462,842)
Total	$ (970,827)